Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2023
Other Nonoperating Income (Expense) [Abstract]
Schedule of other income (expense), net
Other (expense) income consists of the following for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
Loss on disposal of assets	$(8,541)	$(548)
Gain on investment	2,073	21,952
Modification and extinguishment of debt	2,065	205
Other income (expense), net	4,589	(1,764)
Total other expense, net	$186	$19,845